UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

					      FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2003

Check here if Amendment:	___ Amendment Number:	___
This Amendment (Check only one.)___ is a restatement.
     				___ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Petersen, Flynn & Dinsmore, Inc.
Address:	One Market Plaza, 1208 Steuart Tower
		San Francisco, CA  94105

Form 13F File Number:	28-05773

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Bradford W. Dinsmore
Title:		President
Phone:		415-777-0344

Signature, Place and Date of Signing:

/s/ Bradford W. Dinsmore
_______________________________
Bradford W. Dinsmore				San Francisco, CA		August 10, 2003


Report Type (Check only one.):

XXX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)
___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
	and all holdings are reported by other reporting manager(s).)
___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:	0

Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:			0
Form 13F Information Table Entry Total:			148
Form 13F Information Table Value Total:			123,483 (x$1000)


List of Other Included Managers:

NONE

Form 13F Information Table
						  	VALUE  	Shares/	Sh/	    Invstmt	Voting		Other
ISSUER			  	  CLASS	 CUSIP         (x$1000)	Prn Amt	Prn	   Discretion	Authority	Managers
---------------------------------------------------------------------------------------------------------------------------
ADC Telecommunications         	Common	886101000	3389.58	1637480	SH		SOLE		SOLE
Adept Technology                Common	685410300	20.48	23400	SH		SOLE		SOLE
Agilent Technologies Inc.       Common	00846U101      	86.33	3935	SH		SOLE		SOLE
AGL Resources                   Common	120410600	101.97	3802	SH		SOLE		SOLE
Agnico Eagle Mines              Common	847410800	249.89	20550	SH		SOLE		SOLE
Allstate Corp                   Common	200021010	381.50	10000	SH		SOLE		SOLE
Alltel Corp                     Common	200391030	119.22	2519	SH		SOLE		SOLE
American International Gr       Common	268741070	195.16	3084	SH		SOLE		SOLE
Amgen                           Common	311621000	600.40	8665	SH		SOLE		SOLE
Anglogold Ltd.            	ADR	351282060	244.09	7350	SH		SOLE		SOLE
Ash Grove Cement Co.            Common	436931000	23.20	200	SH		SOLE		SOLE
Autobytel Inc.                  Common	05275N106      	186.18	29000	SH		SOLE		SOLE
Baker Hughes Inc.               Common	572241070	66.42	2160	SH		SOLE		SOLE
Bank New York, Inc.             Common	640571020	178.92	6000	SH		SOLE		SOLE
Bank One Corp                   Common	06423A103      	195.75	5000	SH		SOLE		SOLE
BankAmerica Corp                Common	06605F102      	248.64	3000	SH		SOLE		SOLE
Barrick Gold Corp.              Common	679011080	3.51	200	SH		SOLE		SOLE
Beckman Coulter Inc.            Common	758111090	5958.70	140635	SH		SOLE		SOLE
Bedford Properties              Common	764463010	1079.08	40040	SH		SOLE		SOLE
Bellsouth Corp.                 Common	798601020	90.47	3600	SH		SOLE		SOLE
Big Lots Inc.                   Common	893021030	46.89	3025	SH		SOLE		SOLE
Biogen Inc.                     Common	905971050	915.44	24250	SH		SOLE		SOLE
Boston Scientific               Common	101137107	38.28	600	SH		SOLE		SOLE
Bristol Myers Company           Common	110122108	4949.58	189132	SH		SOLE		SOLE
British Petroleum Amoco         Common	556221040	273.99	6572	SH		SOLE		SOLE
Brooks Automation Inc           Common	114340102	54.13	2600	SH		SOLE		SOLE
Cambior Inc                     Common	13201L103       154.80	90000	SH		SOLE		SOLE
Capital One Financial           Common	14040H105       72.53	1500	SH		SOLE		SOLE
Catellus Dev Corp               Common	149111106	5142.24	227432	SH		SOLE		SOLE
Cato Corp       		Class A	149205106	167.44	7000	SH		SOLE		SOLE
ChevronTexaco Corp.             Common	166764100	490.82	6836	SH		SOLE		SOLE
Chubb Corp.                     Common	171232101	137.35	2248	SH		SOLE		SOLE
Cisco Systems                   Common	17275R102       513.64	26808	SH		SOLE		SOLE
Citigroup                       Common	172967101	693.78	15268	SH		SOLE		SOLE
Clicksoftware Technologies LTD  Common	M25082104       433.43	190100	SH		SOLE		SOLE
Coca-Cola Company               Common	191216100	88.42	1971	SH		SOLE		SOLE
Conagra Food Inc                Common	205887102	5856.87	250080	SH		SOLE		SOLE
ConocoPhillips                  Common	20825C104       298.40	5744	SH		SOLE		SOLE
Consolidated Edison             Common	209111103	12.45	312	SH		SOLE		SOLE
DelMonte Foods Inc              Common	24522P103       11.04	1273	SH		SOLE		SOLE
Dover Corp.                     Common	260003108	214.62	6000	SH		SOLE		SOLE
Dow Chemical                    Common	260543103	63.09	1800	SH		SOLE		SOLE
Duke Energy Corp                Common	264399106	54.72	3000	SH		SOLE		SOLE
DuPont E I                      Common	263534109	843.80	19199	SH		SOLE		SOLE
E Loan Inc Com                  Common	26861P107       11.65	2422	SH		SOLE		SOLE
Eli Lilly & Co                  Common	532457108	120.42	1856	SH		SOLE		SOLE
Emerson Electric Company        Common	291011104	153.05	2907	SH		SOLE		SOLE
Ennis Business Forms Inc.       Common	293389102	159.28	11000	SH		SOLE		SOLE
Ensco International Inc.        Common	26874Q100       2.40	100	SH		SOLE		SOLE
Equity Office Properties Trust  Common	294741103	661.44	24000	SH		SOLE		SOLE
Equity Residential Prop Trust   Common	29476L107       1667.76	61090	SH		SOLE		SOLE
Essex Property Trust            Common	297178105	697.22	11630	SH		SOLE		SOLE
Exxon Mobil                     Common	30231G102       1050.23	29584	SH		SOLE		SOLE
First Data Corp.                Common	319963104	19.45	500	SH		SOLE		SOLE
First Indl Realty Trust         Common	32054K103       4039.07	134233	SH		SOLE		SOLE
First Republic Bank CA          Common	336158100	18.02	600	SH		SOLE		SOLE
Flextronics International       Common	Y2573F102       5861.50	503565	SH		SOLE		SOLE
Forest Oil Corporation          Common	346091605	4212.06	190075	SH		SOLE		SOLE
General Electric Company        Common	369604103	2043.93	73259	SH		SOLE		SOLE
Gilead Sciences                 Common	375558103	1337.70	19110	SH		SOLE		SOLE
GlaxoSmithkline PLC             Common	37733W105       13.29	337	SH		SOLE		SOLE
GlobalSantaFe Corp.             Common	G3930E101       4596.06	211605	SH		SOLE		SOLE
Grant Prideco, Inc.             Common	38821G101       148.19	14600	SH		SOLE		SOLE
Guidant Corp.                   Common	401698105	150.52	3128	SH		SOLE		SOLE
Guitar Center Inc.              Common	402040109	198.20	6660	SH		SOLE		SOLE
H. J. Heinz Co                  Common	423074103	97.37	2852	SH		SOLE		SOLE
Halliburton Company             Common	406216101	20.94	1000	SH		SOLE		SOLE
Hewlett-Packard Company         Common	428236103	123.37	5800	SH		SOLE		SOLE
Hibbett Sporting Goods Inc.     Common	428565105	199.65	9075	SH		SOLE		SOLE
Home Depot Inc                  Common	437076102	3.16	100	SH		SOLE		SOLE
Honeywell Inc.                  Common	438516106	5229.37	184718	SH		SOLE		SOLE
Imperial Oil Ltd New            Common	453038408	123.78	3594	SH		SOLE		SOLE
Inco Ltd Com                    Common	453258402	1.18	50	SH		SOLE		SOLE
Innkeepers Preferred            Common	4576J0302       100.20	4000	SH		SOLE		SOLE
Innkeepers USA Trust            Common	4576J0104       103.87	13000	SH		SOLE		SOLE
Int'l Business Machines         Common	459200101	67.40	824	SH		SOLE		SOLE
Int'l. Flavors & Fragrances     Common	459506101	45.12	1500	SH		SOLE		SOLE
Intel Corp.                     Common	458140100	206.64	8282	SH		SOLE		SOLE
IPC Holdings Ltd.               Common	G4933P101       2926.24	84354	SH		SOLE		SOLE
Jack In The Box                 Common	466367109	372.55	17800	SH		SOLE		SOLE
Jakks Pacific Inc.              Common	4.70E+110	186.35	15900	SH		SOLE		SOLE
Japan Index Series              Common	464286848	4.62	600	SH		SOLE		SOLE
Jardine F China Rgn Fd          Common	471110106	242.84	26000	SH		SOLE		SOLE
Johnson & Johnson               Common	478160104	1503.56	29697	SH		SOLE		SOLE
Kadant Inc.                     Common	48282T104       1.66	86	SH		SOLE		SOLE
Kerr-McGee Corp                 Common	492386107	21.94	500	SH		SOLE		SOLE
Kimberly-Clark Corp.            Common	494368103	97.54	2000	SH		SOLE		SOLE
Kinder Morgan Energy            Common	494550106	838.30	20750	SH		SOLE		SOLE
La Jolla Pharmaceutical Co.     Common	503459109	56.18	17500	SH		SOLE		SOLE
May Department Stores           Common	577778103	330.65	14100	SH		SOLE		SOLE
McDonalds Corp                  Common	580135101	84.21	3802	SH		SOLE		SOLE
Men's Wearhouse                 Common	587118100	3300.47	133460	SH		SOLE		SOLE
Merck & Company                 Common	589331107	127.40	2300	SH		SOLE		SOLE
Microsoft Corp                  Common	594918104	142.52	5380	SH		SOLE		SOLE
Molex Inc.                      Common	608554101	52.92	1900	SH		SOLE		SOLE
Molex Inc.         		Class A	608554200	3941.02	167134	SH		SOLE		SOLE
Monsanto Co                     Common	61166W101       98.24	4326	SH		SOLE		SOLE
Morgan Stanley Dean Witter      Common	617446448	319.09	6684	SH		SOLE		SOLE
MS Emerging Mkts Fund           Common	61744G107       54.60	5000	SH		SOLE		SOLE
MSC Software                    Common	553531104	7.46	1000	SH		SOLE		SOLE
MSDW Asia-Pacific Fund          Common	61744U106       1775.87	200890	SH		SOLE		SOLE
Neurobiological Tech            Common	64124W106       336.63	101700	SH		SOLE		SOLE
Newell Rubbermaid Co.           Common	651229106	3525.40	122580	SH		SOLE		SOLE
Newhall Land & Farming Co Calif Common	651426108	12.39	320	SH		SOLE		SOLE
Newmont Mining Corp.            Common	651639106	313.03	8700	SH		SOLE		SOLE
Olin Corp                       Common	680665205	219.73	11700	SH		SOLE		SOLE
Oracle                          Common	68389X105       23.88	2000	SH		SOLE		SOLE
Pacific Capital Bancorp         Common	69404p101       137.79	4133	SH		SOLE		SOLE
PepsiCo  Inc.                   Common	713448108	1105.10	24024	SH		SOLE		SOLE
Pfizer Inc.                     Common	717081103	5059.81	155352	SH		SOLE		SOLE
Precision Castparts Corp        Common	740189105	4670.42	147845	SH		SOLE		SOLE
Procter and Gamble              Common	742718109	215.14	2470	SH		SOLE		SOLE
Progress Energy                 Common	743263105	11.96	291	SH		SOLE		SOLE
Public Service Enterprise Grp.  Common	744573106	30.13	744	SH		SOLE		SOLE
Reliance Steel & Aluminum       Common	759509102	4890.59	222603	SH		SOLE		SOLE
Ritchie Bros Auctioneers        Common	767744105	169.85	4300	SH		SOLE		SOLE
Robert Half International Inc.  Common	770323103	21.30	1000	SH		SOLE		SOLE
Savient Pharmaceuticals         Common	80517Q100       4.60	1000	SH		SOLE		SOLE
SBC Communications Inc.         Common	78387G103       221.56	9400	SH		SOLE		SOLE
Schering Plough  Inc.           Common	806605101	157.14	9200	SH		SOLE		SOLE
Schlumberger Limited            Common	806857108	59.22	1321	SH		SOLE		SOLE
Serena Software Inc.            Common	817492101	5.90	300	SH		SOLE		SOLE
Service Master Co.              Common	81760N109       3925.67	399356	SH		SOLE		SOLE
Smith Int'l. Inc.               Common	832110100	54.75	1588	SH		SOLE		SOLE
Societe Generale             	ADR	83364L109       22.32	1600	SH		SOLE		SOLE
Stewart & Stevenson Services    Common	860342104	156.32	9900	SH		SOLE		SOLE
Superior Energy Services Inc    Common	868157108	155.61	17100	SH		SOLE		SOLE
TCW Convertible Securities      Common	872340104	7.66	1728	SH		SOLE		SOLE
Templeton Developing Mrkts Tru  Common	88018W302       390.42	34488	SH		SOLE		SOLE
Templeton Dragon Fund           Common	88018T101       2271.21	191340	SH		SOLE		SOLE
Thermo Electron                 Common	883556102	5024.15	227029	SH		SOLE		SOLE
Transocean Inc.                 Common	G90076103       4.09	217	SH		SOLE		SOLE
Universal Compression Holdings  Common	913431102	167.48	8700	SH		SOLE		SOLE
Universal Electronics Inc.      Common	913483103	157.26	11833	SH		SOLE		SOLE
Valley National Bancorp         Common	919794107	324.57	11811	SH		SOLE		SOLE
Verizon Communications          Common	92343V104       12.46	352	SH		SOLE		SOLE
Viacom Inc.                     Class B	925524308	78.39	1780	SH		SOLE		SOLE
Viasys Healthcare Inc.          Common	92553Q209       4.69	206	SH		SOLE		SOLE
Washington Gas Light Co         Common	938837101	80.36	3150	SH		SOLE		SOLE
Weatherford International       Common	G95089101       3127.40	87873	SH		SOLE		SOLE
Wells Fargo                     Common	949746101	310.55	5994	SH		SOLE		SOLE
West Marine Inc.                Common	954235107	220.50	10500	SH		SOLE		SOLE
Weyerhaeuser Co                 Common	962166104	6.22	110	SH		SOLE		SOLE
Wheaton River Minerals          Common	962902102	5.70	4100	SH		SOLE		SOLE
Wolverine World Wide Inc.       Common	978097103	183.36	9600	SH		SOLE		SOLE
Wyeth                           Common	983024100	542.34	11844	SH		SOLE		SOLE
XL Capital Limited              Common	G98255105       46.83	600	SH		SOLE		SOLE
Yum Brands Inc.                 Common	988498101	95.03	3240	SH		SOLE		SOLE